Leases - Summary of Components of Lease cost (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Short term lease costs	$ 7.1	$ 5.9